MASTER TRUST - Investment Income (Loss) (Details) - EBP 015	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Interest and dividends	$ 23,556,388
Net investment income (loss)	$ 342,671,002
Minimum crediting interest rate	0.00%
Master Trust
EBP, Master Trust [Line Items]
Net appreciation (depreciation) in fair value	$ 623,375,325
Interest and dividends	49,162,096
Net investment income (loss)	672,537,421
Plan Interest
EBP, Master Trust [Line Items]
Net investment income (loss)	$ 342,671,002